UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois   60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 77.05%

Consumer Discretionary - 6.25%
5,500	CVS Health Corp.	$ 299,695
15,200	Ebay, Inc.	600,400
14,612	Garrett Motion, Inc. (Switzerland) *	224,294
		1,124,389
Consumer Staples - 10.85%
7,700	Altria Group, Inc.	364,595
13,500	Conagra Brands, Inc.	358,020
10,000	General Mills, Inc.	525,200
6,400	Tyson Foods, Inc. Class A	516,736
6,000	Kraft Heinz Co.	186,240
		1,950,791
Energy - 8.21%
11,000	Baker Hughes A GE Co.	270,930
12,400	BP Plc. Adr	517,080
5,250	Conocophillips	320,250
4,300	Valero Energy Corp.	368,123
		1,476,383
Financial Services - 12.63%
5,640	Allstate Corp.	573,532
1,900	Aon Plc. (United Kingdom)	366,662
4,400	Travelers Companies, Inc.	657,888
12,860	US Bancorp, Inc.	673,864
		2,271,946
Health Care - 13.48%
2,200	AbbVie, Inc.	159,984
4,500	Celgene Corp. *	415,980
1,700	Cigna Corp. *	267,835
2,000	Johnson & Johnson	278,560
18,000	Mylan NV (Netherlands) *	342,720
10,900	Pfizer, Inc.	472,188
2,000	UnitedHealth Group, Inc.	488,020
		2,425,287
Industrial Goods -7.30%
1,800	General Dynamics Corp.	327,276
1,520	Honeywell International, Inc.	265,377
3,936	Newmont Mining Corp.	151,418
14,900	Quanta Services, Inc.	569,031
		1,313,102
Technology - 9.96%
4,000	CDW Corp.	444,000
3,500	International Business Machines Corp.	482,650
3,000	Microsoft Corp.	401,880
8,140	Oracle Corp.	463,736
		1,792,266
Telecommunications - 2.82%
15,150	AT&T, Inc.	507,677

Utilities -5.55%
10,900	Exelon Corp.	522,546
8,600	Southern Co.	475,408
		997,954

TOTAL FOR COMMON STOCKS (Cost $9,318,054) - 77.05%		13,859,794

PUT OPTIONS PURCHASED (Premiums Paid $246,269) - 1.04%		187,200

SHORT TERM INVESTMENTS - 37.23%
3,214,563	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 2.18% **	3,214,563
3,500,000	US Government Treasury Bill 0% 08/16/19	3,482,448

TOTAL FOR SHORT TERM INVESTMENTS (Cost $6,698,731) -37.23%		6,697,010

TOTAL INVESTMENTS (Cost $16,263,054) *** - 115.33%		20,744,004

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.33%)		(2,756,881)

NET ASSETS - 100.00%		$ 17,987,123

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

*** At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,263,054 amounted to $4,480,834 which consisted of aggregate gross unrealized appreciation of $5,300,080 and aggregate gross unrealized depreciation of $819,246.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,263,054 amounted to $4,480,834 which consisted of aggregate gross unrealized appreciation of $5,300,080 and aggregate gross unrealized depreciation of $819,246.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,859,794	$0	$0	13,859,794
Put Options	$0	$187,200	$0	187,200
Fidelity Institutional Treasury	$6,697,010	$0	$0	6,697,010
Total	$20,556,804	$187,200	$0	20,744,004

		Forester Value Fund
		Schedule of Options Purchased
		June 30, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

PUT OPTIONS - 1.04%

S&P 500 Index Put	Barclay's	40	$93,280	$2,750.00	8/16/2019	$60,000
S&P 500 Index Put	Barclay's	60	$153,000	$2,800.00	8/16/2019	$127,200

TOTAL PUT OPTIONS (Premium Paid $246,269) - 1.04%						$187,200

* Non-income producing security during the period.
** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 69.81%

Basic Materials - 3.86%
9,160	Amcor Ltd. ADR (Australia) *	$ 105,248

Consumer Discretionary - 6.49%
2,100	Garrett Motion, Inc. (Switzerland) *	32,235
309	Michelin ADR	78,146
3,900	Volkswagen AG ADR	66,690
		177,071
Consumer Staples - 9.73%
325	Diageo Plc. ADR *	56,004
3,010	Essity AB ADR	92,558
2,040	Imperial Brands Group Plc. ADR	48,001
1,110	Unilever Plc. ADR	68,788
		265,351
Energy - 6.91%
1,910	BP Plc. ADR	79,647
2,060	Equinor ASA ADR	40,747
1,080	Suncor Energy, Inc. (Canada)	33,653
620	Total SA ADR	34,589
		188,636
Financial Services - 16.97%
480	AON Plc. (United Kingdom)	92,630
4,050	AXA Group ADR	106,029
1,890	HSBC Holdings Plc. ADR	78,889
1,780	Prudential Plc. ADR *	78,000
1,840	The Toronto-Dominion Bank NY (Canada)	107,382
		462,930
Health Care - 7.22%
2,600	GlaxoSmithKline Plc. ADR	104,052
2,150	Sanofi ADR	93,030
		197,082
Industrial Goods - 6.58%
2,000	Newmont Mining Corp.	76,940
1,720	Siemens AG ADR *	102,615
		179,555
Technology - 3.46%
690	SAP SE ADR	94,392

Telecommunications - 4.80%
4,380	Deutsche Telekom AG	75,949
4,450	KT Corp. ADR *	55,047
		130,996
Utilities - 3.80%
4,760	Red Electrica de Espana SA ADR	49,435
2,000	RWE AG	54,142
		103,577

TOTAL FOR COMMON STOCKS (Cost $1,489,709) - 69.81%		1,904,838

PUT OPTIONS PURCHASED (Premiums Paid $20,568) -.16%		4,500

SHORT TERM INVESTMENTS - 29.87%
110,000	US Government T-Bill 08/15/19	109,712
705,424	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 2.21% **	705,424
		815,136

TOTAL FOR SHORT TERM INVESTMENTS (Cost $815,136) - 29.87%		815,136

TOTAL INVESTMENTS (Cost $2,325,145) *** - 99.85%		2,724,474

OTHER ASSETS LESS LIABILITIES (0.15%)		4,071.40

NET ASSETS - 100.00%		$ 2,728,545

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.
ADR - American Depository Receipts.

*** At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,325,145 amounted to $399,328 which consisted of aggregate gross unrealized appreciation of $455,038 and aggregate gross unrealized depreciation of $55,710.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,325,145 amounted to $399,328 which consisted of aggregate gross unrealized appreciation of $455,038 and aggregate gross unrealized depreciation of $55,710.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,904,838	$0	$0	$1,904,838
Put Options	$0	4,500	$0	$4,500
Cash Equivalents	$705,424	$0	$0	$705,424
Total	$2,610,262	4,500	$0	$2,614,762

		Forester Discovery Fund
		Schedule of Options Purchased
		June 30, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

PUT OPTIONS - .16%

IShares MSCI	Barclay's	500	$19,999	$40.00	7/19/2019	$4,500

TOTAL PUT OPTIONS (Premium Paid $20,568) - .16%						$4,500

* Non-income producing security during the period.
** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 9, 2019